Loss per share (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the six month period ended June 30,
	2021	2020
Net loss for the period (in thousands of euros)	(30,420)	(20,579)
Weighted average number of shares	34,619,072	22,608,408
Basic loss per share (in euros)	(0.88)	(0.91)
Diluted loss per share (in euros)	(0.88)	(0.91)